Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of transactions are designated as hedge accounting
	June 30,	December 31,
	2020	2019

Cash flow hedge	$9,670	$6,399